UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22894

INVESTMENT MANAGERS SERIES TRUST II

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: March 31

Date of reporting period: December 31, 2017

Item 1. Schedule of Investments.

Regal Total Return Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Common Stocks – 61.3%
	Communications – 2.7%
155	Alphabet, Inc. - Class C*	$162,192
8,331	America Movil S.A.B. de C.V. - ADR	141,461
686	Baidu, Inc. - ADR*	160,668
2,907	Ctrip.com International Ltd. - ADR*	128,199
1,185	Walt Disney Co.	127,399
1,377	WPP PLC - ADR	124,701
		844,620
	Consumer Discretionary – 11.0%
821	Alibaba Group Holding Ltd. - ADR*	141,565
6,147	Carnival Corp.	407,976
11,881	Fiat Chrysler Automobiles N.V.	211,957
5,139	Lowe's Cos., Inc.	477,619
11,136	Mattel, Inc.	171,272
2,632	McDonald's Corp.	453,020
585	MercadoLibre, Inc.	184,076
5,521	NIKE, Inc. - Class B	345,338
733	O'Reilly Automotive, Inc.*	176,316
1,909	Signet Jewelers Ltd.	107,954
5,311	Starbucks Corp.	305,011
6,100	VF Corp.	451,400
		3,433,504
	Consumer Staples – 9.6%
23,160	AMBEV SA - ADR	149,614
1,765	Bunge Ltd.	118,396
5,467	Colgate-Palmolive Co.	412,485
4,247	CVS Health Corp.	307,908
928	Diageo PLC - ADR	135,516
2,768	JM Smucker Co.	343,896
1,122	PepsiCo, Inc.	134,550
4,204	Procter & Gamble Co.	386,264
6,757	Target Corp.	440,894
2,122	Unilever PLC - ADR	117,431
4,579	Wal-Mart Stores, Inc.	452,176
		2,999,130
	Energy – 1.8%
2,856	Andeavor	326,555
1,138	Core Laboratories N.V.	124,668
3,020	Enbridge, Inc.	118,112
		569,335
	Financials – 8.9%
1,637	American Express Co.	162,570
684	AvalonBay Communities, Inc. - REIT	122,032

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Financials (Continued)
2,641	Bank of New York Mellon Corp.	$142,244
739	Berkshire Hathaway, Inc. - Class B*	146,485
334	BlackRock, Inc.	171,579
9,637	Cohen & Steers, Inc.	455,734
317	Equinix, Inc. - REIT	143,671
3,140	Lazard Ltd. - Class A	164,850
1,074	Mastercard, Inc. - Class A	162,561
18,589	Mitsubishi UFJ Financial Group, Inc. - ADR	135,142
2,341	Prologis, Inc. - REIT	151,018
2,371	Toronto-Dominion Bank	138,893
1,466	Visa, Inc. - Class A	167,153
6,364	Wells Fargo & Co.	386,104
1,854	Welltower, Inc. - REIT	118,230
		2,768,266
	Health Care – 10.7%
5,442	AbbVie, Inc.	526,296
504	Allergan PLC	82,444
730	Amgen, Inc.	126,947
1,943	Becton, Dickinson and Co.	415,919
2,148	Express Scripts Holding Co.*	160,327
813	IDEXX Laboratories, Inc.*	127,137
2,316	Intercept Pharmaceuticals, Inc.*	135,301
549	McKesson Corp.	85,617
4,715	Medtronic PLC	380,736
1,390	Novartis AG - ADR	116,704
11,779	Pfizer, Inc.	426,635
3,152	Quest Diagnostics, Inc.	310,440
2,320	Sanofi - ADR	99,760
1,051	Shire PLC - ADR	163,031
2,314	Zoetis, Inc.	166,701
		3,323,995
	Industrials – 5.6%
1,261	Deere & Co.	197,359
1,675	Eaton Corp. PLC	132,342
4,730	General Electric Co.	82,538
3,946	Grupo Aeroportuario del Centro Norte S.A.B. de C.V. - ADR	163,680
2,236	Siemens A.G. - ADR	154,888
2,332	Stericycle, Inc.*	158,553
1,255	Union Pacific Corp.	168,295
3,045	United Technologies Corp.	388,451
1,257	W.W. Grainger, Inc.	296,966
		1,743,072

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	COMMON STOCKS (Continued)
	Materials – 4.2%
2,623	Air Products & Chemicals, Inc.	$430,382
3,586	Albemarle Corp.	458,613
15,574	Cameco Corp.	143,748
1,917	Compass Minerals International, Inc.	138,503
1,210	Monsanto Co.	141,304
		1,312,550
	Technology – 6.0%
1,725	Analog Devices, Inc.	153,577
2,180	Cerner Corp.*	146,910
3,305	IHS Markit Ltd.*	149,221
22,193	Infosys Ltd. - ADR	359,970
2,964	Oracle Corp.	140,138
6,442	QUALCOMM, Inc.	412,417
20,034	Telefonaktiebolaget LM Ericsson - ADR	133,827
3,626	Tencent Holdings Ltd. - ADR	188,262
2,456	Ubiquiti Networks, Inc.*	174,425
		1,858,747
	Utilities – 0.8%
1,661	Dominion Energy, Inc.	134,641
4,500	Huaneng Power International, Inc. - ADR	112,500
		247,141
	Total Common Stocks (Cost $16,478,480)	19,100,360

	Exchange-Traded Funds – 32.5%
12,288	CurrencyShares Euro Trust*	1,420,616
2,462	iShares 1-3 Year Credit Bond ETF	257,377
4,460	iShares 3-7 Year Treasury Bond ETF	544,834
4,870	iShares 7-10 Year Treasury Bond ETF	514,126
15,916	iShares Floating Rate Bond ETF	808,851
15,448	iShares iBoxx $High Yield Corporate Bond ETF	1,347,993
2,349	iShares Intermediate Credit Bond ETF	256,534
1,772	iShares JP Morgan USD Emerging Markets Bond ETF	205,729
12,635	iShares MBS ETF	1,346,765
11,122	iShares U.S. Real Estate ETF	900,993
14,870	Market Vectors Agribusiness ETF	915,992
43,128	SPDR S&P Oil & Gas Exploration & Production ETF	1,603,499

	Total Exchange-Traded Funds (Cost $9,886,043)	10,123,309

Regal Total Return Fund

SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2017 (Unaudited)

Number of Shares		Value

	Short-Term Investments – 5.6%
1,730,446	Fidelity Institutional Government Portfolio Fund - Institutional Class, 1.15%[1]	$1,730,446

	Total Short-Term Investments (Cost $1,730,446)	1,730,446

	Total Investments – 99.4% (Cost $28,094,969)	30,954,115
	Other assets in Excess of liabilities – 0.6%	185,743

	Total Net Assets –100.0%	$31,139,858

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

*	Non-income producing security.
[1]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS

December 31, 2017 (Unaudited)

Note 1 – Organization

Regal Total Return Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust II, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to seek positive total return. The Fund commenced investment operations on May 27, 2014.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies.”

Note 2 – Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted sales price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

(b) Options

The Fund may write or purchase options contracts primarily to enhance the Fund’s returns or reduce volatility. In addition, the Fund may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss on investment transactions. The Fund, as a writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

(c) Exchange Traded Funds (“ETFs”)

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Fund invests is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

Note 3 – Federal Income Taxes

At December 31, 2017, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of investments	$28,116,902

Gross unrealized appreciation	$3,206,250
Gross unrealized depreciation	(369,037)

Net unrealized appreciation on investments	$2,837,213

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Regal Total Return Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

December 31, 2017 (Unaudited)

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of December 31, 2017, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2**	Level 3**	Total
Assets
Investments
Common Stocks*	$19,100,360	$-	$-	$19,100,360
Exchange-Traded Funds	10,123,309	-	-	10,123,309
Short-Term Investments	1,730,446	-	-	1,730,446
Total Investments	$30,954,115	$-	$-	$30,954,115

*	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.
**	The Fund did not hold any Level 2 or Level 3 securities at period end.

Transfers between Levels 1, 2, or 3 are recognized at the end of the reporting period. There were no transfers between levels at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust II

By:	/s/ Terrance Gallagher
Title:	Terrance Gallagher, President

Date:	03/01/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*	/s/ Terrance Gallagher
(Signature and Title)	Terrance Gallagher, President

Date:	03/01/2018

By:*	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	03/01/2018

*	Print the name and title of each signing officer under his or her signature.